NOTE 13 - Share based compensation: Schedule of Smmary of activity of warrants granted to purchase the Company's shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	(106,132)		(103,418)
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	73,557	[1]	64,986
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 7.58		$ 7.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	64,986		1,429
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 7.7		$ 9.45
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	8,571		64,986
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.65		$ 7.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0		0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0		$ 0
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	0		(1,429)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0		$ 9.45
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	73,557	[1]	64,986
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 7.58		$ 7.7

[1]	After giving effect to the share consolidation indicated in (Note 12b)